Long-Term Investments	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
LONG-TERM INVESTMENTS

NOTE 8 – LONG-TERM INVESTMENTS

The Company’s long-term investments consist of the following:

	As of December 31,
	2020	2019

Equity method investments:
Shidong (Suzhou) Investment Co., Ltd. (“Suzhou Investment”)	$67,926	$78,941
Equity investments without readily determinable fair value:
Shenzhen Jiazhong Creative Capital LLP ("Jiazhong")	1,532,591	-
Hangzhou Zhongfei Aerospace Health Management Co., Ltd. ("Zhongfei")	459,774	-
Shanghai Zhongren Yinzhirun Investment Management Partnership (“Yinzhirun”)	306,518	286,689
Jiangxi Cheyi Tongcheng Car Networking Tech Co., Ltd.("Cheyi")	243,332	-
Chengdu Zhongfuze Management LLP(“Zhongfuze”)	76,630	71,672
Shanghai Outu Home Furnishings Co., Ltd. (“Outu”)	76,630	71,672
Zhejiang Qianshier Household Co., Ltd.("Qianshier")	76,630	-
Taizhoujia Menkou Auto Greengrocer’s Delivery Technology Co., Ltd. (“Taizhoujia”)	76,630	-
Zhejiang Yueteng Information Technology Co., Ltd. (“Yueteng”)	76,630	-
Shidong Funeng(Ruzhou) Industry Development Co., Ltd.( “Funeng”)	41,380	38,703
Dongguan Zhiduocheng Car Service Co., Ltd. (“Car Service”)	27,587	12,901
Beijing Yunshang E-commerce Co., Ltd. (“Yunshang E-commerce”)	22,989	21,502
Total	$3,085,247	$582,080

Equity method investments

Investment in Suzhou Investment

In December 2017, the Company acquired 17% of shareholding of Suzhou Investment with cash consideration of RMB 850,000. As Suzhou Investment’s director is the Company’s management and the Company can exercise significant influence on Suzhou Investment’s business operation, the Company therefore accounted for this investment under equity methods from December 2017 and share the profit or loss of Suzhou Investment accordingly. For the years ended December 31, 2020, 2019 and 2018, the Company recognized investment losses of $15,585, $24,014 and $20,194, respectively, according to its share of the post-acquisition losses of Suzhou Investment.

Equity investments without readily determinable fair value

Investment in Yinzhirun

In December 2016, the Company acquired 0.45% of shareholding of Yinzhirun with cash consideration of RMB 2,000,000. The Company does not have significant influence or control over Yinzhirun, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Yinzhirun at cost minus impairments and plus or minus observable changes in prices.

Investment in Yunshang E-commerce

In March 2017, the Company acquired 1.25% of shareholding interest of Yunshang E-commerce with cash consideration of RMB 150,000. The Company does not have significant influence or control over Yunshang E-commerce, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Yunshang E-commerce at cost minus impairments and plus or minus observable changes in prices.

Investment in Car Service

In November 2017, the Company acquired 1.5 % of shareholding interest of Car Service with cash consideration of RMB90,000. In May 2019, the shareholding interest the Company held was diluted to 0.98% after Car Service received capital from a new shareholder. The Company does not have significant influence or control over Car Service, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Car Service at cost minus impairments and plus or minus observable changes in prices.

Investment in Funeng

In August 2019, the Company subscribed capital with cash consideration of RMB 570,000 and acquired 19% of shareholding interest of Funeng. The Company does not have significant influence or control over Funeng, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Funeng at cost minus impairments and plus or minus observable changes in prices. The Company has paid RMB 270,000 as of December 31, 2020.

Investment in Zhongfuze

In September 2019, the Company acquired 11.11% of partnership share of Zhongfuze with cash consideration of RMB 500,000. The Company does not have significant influence or control over Zhongfuze, and the partnership share investment does not have readily determinable market value, and therefore accounted for the investment of Zhongfuze at cost minus impairments and plus or minus observable changes in prices. The Company has fully paid RMB 500,000 as of December 31, 2020.

Investment in Outu

In December 2019, the Company acquired 15% of shareholding interest of Outu with cash consideration of RMB3,000,000. The Company does not have significant influence or control over Outu, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Outu at cost minus impairments and plus or minus observable changes in prices. The Company has paid RMB 500,000 out of the RMB3,000,000 as of December 31, 2020.

Investment in Taizhoujia

In June 2020, the Company acquired 5% of shareholding interest of Taizhoujia through nonmonetary transactions with Taizhoujia, which are entered into at the Company’s discretion to receive equity interest in exchange of collection of account receivables due from Taizhoujia of RMB 500,000. The Company accounts for these nonmonetary exchanges based on the fair values of the assets involved. The Company does not have significant influence or control over Taizhoujia, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Taizhoujia at cost minus impairments and plus or minus observable changes in prices. The cost of equity interest acquired in exchange is initially measured at the fair value of the account receivables the Company surrendered to obtain them.

Investment in Yueteng

In June 2020, the Company acquired 5% of shareholding interest of Yueteng through nonmonetary transactions with Yueteng, which are entered into at the Company’s discretion to receive equity interest in exchange of collection of account receivables due from Yueteng of RMB 500,000. The Company accounts for these nonmonetary exchanges based on the fair values of the assets involved. The Company does not have significant influence or control over Yueteng, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Yueteng at cost minus impairments and plus or minus observable changes in prices. The cost of equity interest acquired in exchange is initially measured at the fair value of the account receivables the Company surrendered to obtain them.

Investment in Qianshier

In December 2020, the Company acquired 5% of shareholding interest of Qiansier through nonmonetary transactions with Qianshier, which are entered into at the Company’s discretion to receive equity interest in exchange of collection of account receivables due from Qianshier of RMB 500,000. The Company accounts for these nonmonetary exchanges based on the fair values of the assets involved. The Company does not have significant influence or control over Qianshier, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Qianshier at cost minus impairments and plus or minus observable changes in prices. The cost of equity interest acquired in exchange is initially measured at the fair value of the account receivables the Company surrendered to obtain them.

Investment in Jiazhong

In December 2020, the Company acquired 33% of partnership share of Jiazhong as a limited partner with cash consideration of RMB 10,000,000. The Company does not have significant influence or control over Jiazhong, and the partnership share investment does not have readily determinable market value, and therefore accounted for the investment of Jiazhong at cost minus impairments and plus or minus observable changes in prices. The Company has fully paid RMB 10,000,000 as of December 31, 2020.

Investment in Zhongfei

In November 2020, the Company acquired 3% of shareholding interest of Zhongfei through nonmonetary transactions with , which are entered into at the Company’s discretion to receive equity interest in exchange of collection of account receivables due from Zhongfei of RMB 3,000,000. The Company accounts for these nonmonetary exchanges based on the fair values of the assets involved. The Company does not have significant influence or control over Zhongfei, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Zhongfei at cost minus impairments and plus or minus observable changes in prices. The cost of equity interest acquired in exchange is initially measured at the fair value of the account receivables the Company surrendered to obtain them.

Investment in Cheyi

In November 2020, the Company acquired 0.5% of shareholding interest of Cheyi through nonmonetary transactions with , which are entered into at the Company’s discretion to receive equity interest in exchange of collection of account receivables due from Cheyi of RMB 1,587,719. The Company accounts for these nonmonetary exchanges based on the fair values of the assets involved. The Company does not have significant influence or control over Cheyi, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Cheyi at cost minus impairments and plus or minus observable changes in prices. The cost of equity interest acquired in exchange is initially measured at the fair value of the account receivables the Company surrendered to obtain them.